Document And Entity Information	6 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	E-Home Household Service Holdings Limited
Document Type	6-K
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001769768
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity File Number	001-40375
Entity Address, Address Line One	Floor 9, Building 14, HaixiBaiyue Town
Entity Address, Address Line Two	No. 14 Duyuan Road, Luozhou Town
Entity Address, Address Line Three	Cangshan District
Entity Address, City or Town	Fuzhou City
Entity Address, Postal Zip Code	350001
Entity Address, Country	CN